Employee benefit expenses - Summary of Employee benefit expenses (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Classes of employee benefits expense [abstract]
Salaries	$ 4,741,380	$ 5,302,234	$ 5,632,219
Directors' remuneration	23,980	28,621	40,164
Labor and health insurance	432,568	449,223	424,901
Pension	195,359	205,671	200,014
Other personnel expenses	442,781	480,554	460,590
Total Employee benefit expenses	$ 5,836,068	$ 6,466,303	$ 6,757,888